Financial Instruments and Fair Value Disclosure (Schedule Of Gains And Losses Of Financial Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Schedule of Trading Securities and Other Trading Assets [Line Items]
Open commitments	$ 771,000
Lennar Financial Services [Member] | Loans Held For Sale [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized gain (loss) on investments	17,124	$ (7,927)	$ 11,654
Lennar Financial Services [Member] | Mortgage Loan Commitments [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized gain (loss) on mortgage loan commitments	5,352	(5,378)	8,521
Lennar Financial Services [Member] | Forward Contracts [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Unrealized gain (loss) on derivatives	$ (9,020)	$ 4,014	$ (1,166)